Capital Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Capital Assets
			Production	Furniture and
	Land and	Leasehold	and laboratory	computer
	Buildings	improvements	equipment	equipment	Total
Cost
Balance at January 1, 2018	$4,539	$12,824	$36,787	$3,555	$57,705
Additions	28	2,977	2,396	279	5,680
Disposals	-	-	(452)	(58)	(510)
Effect of foreign exchange differences	-	233	154	10	397
Balance at December 31, 2018	$4,567	$16,034	$38,885	$3,786	$63,272
Impact of adopting IFRS 16 1)	-	-	(1,170)	-	(1,170)
Balance at January 1, 2019	4,567	16,034	37,715	3,786	62,102
Additions	-	61	712	202	975
Disposals	-	(5)	(109)	(14)	(128)
Sold - discontinued operations (note 5)	-	(7,307)	(5,774)	(744)	(13,825)
Effect of foreign exchange differences	-	(225)	(127)	(7)	(359)
Balance at December 31, 2019	$4,567	$8,558	$32,417	$3,223	$48,765

Accumulated depreciation
Balance at January 1, 2018	$219	$3,726	$6,962	$1,544	$12,451
Depreciation expense	195	641	2,511	739	4,086
Disposals	-	-	(146)	(36)	(182)
Impairments (note 25)	-	-	5,689	-	5,689
Effect of foreign exchange differences	-	54	55	6	115
Balance at December 31, 2018	$414	$4,421	$15,071	$2,253	$22,159
Impact of adopting IFRS 16 1)	-	-	(127)	-	(127)
Balance at January 1, 2019	414	4,421	14,944	2,253	22,032
Depreciation expense	195	786	2,136	617	3,734
Disposals	-	(2)	(106)	(14)	(122)
Impairments (note 25)	-	559	6,408	103	7,070
Sold - discontinued operations (note 5)	-	(2,297)	(2,550)	(495)	(5,342)
Effect of foreign exchange differences	-	(38)	(36)	(4)	(78)
Balance at December 31, 2019	$609	$3,429	$20,796	$2,460	$27,294

Carrying amounts
At December 31, 2019	$3,958	$5,129	$11,621	$763	$21,471
At January 1, 2019	4,153	11,613	22,771	1,533	40,070
At December 31, 2018	4,153	11,613	23,814	1,533	41,113